ALLIANCE TREASURY RESERVES


SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY                              YIELD         VALUE
------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS-69.9%
            U.S. TREASURY BILLS-52.9%
$  15,000   1/16/97                                4.75%    $ 14,970,312
   15,000   2/20/97                                4.83       14,899,479
   15,000   1/09/97                                4.89       14,983,717
   10,000   4/17/97                                4.97        9,853,661
   25,000   2/13/97                                5.00       24,850,694
   10,000   4/24/97                                5.00        9,843,056
   10,000   5/01/97                                5.00        9,833,333
   10,000   5/15/97                                5.00        9,813,889
   50,000   1/30/97                                5.01       49,798,410
   80,000   2/06/97                                5.01       79,599,600
   10,000   4/10/97                                5.01        9,862,362
   10,000   5/22/97                                5.01        9,803,971
   40,000   2/27/97                                5.02       39,682,383
   10,000   5/08/97                                5.02        9,822,906
   10,000   6/05/97                                5.02        9,783,861
   10,000   6/19/97                                5.05        9,762,931
   10,000   5/29/97                                5.06        9,791,978
   10,000   6/12/97                                5.07        9,772,075
                                                            ------------
                                                             346,728,618

            U.S. TREASURY NOTES-17.0%
   10,000   4.75%, 2/15/97                         5.39        9,991,239
   35,000   6.63%, 3/31/97                         5.26       35,107,047
   40,000   6.88%, 2/28/97                    5.25-5.38       40,096,477
   26,000   7.50%, 1/31/97                    5.13-5.31       26,043,385
                                                            ------------
                                                             111,238,148

            Total U.S. Government Obligations
            (amortized cost $457,966,766)                    457,966,766

            REPURCHASE AGREEMENTS-29.8%
            BZW SECURITIES REPO
   31,000   6.75%, dated 12/31/96,
            due 1/02/97 in the amount
            of $31,011,625
            (cost $31,000,000;
            collateralized by $31,910,000
            U.S. Treasury Bond,
            6.50%, 11/15/26,
            value $31,580,239)
            (amortized cost $31,000,000)           6.75       31,000,000

            GOLDMAN SACHS & CO.
   32,000   5.34%, dated 12/05/96,
            due 1/08/97 in the
            amount of $32,161,387
            (cost $32,000,000;
            collateralized by $30,655,000
            U.S. Treasury Bills,
            11/15/01, value $32,561,331
            and $235,000
            U.S. Treasury Bond, 7.50%,
            11/15/16, value $256,627)
            (amortized cost $32,000,000)           5.34       32,000,000

            J.P. MORGAN & CO.
   15,000   5.35%, dated 12/23/96,
            due 1/23/97 in the
            amount of $15,069,104
            (cost $15,000,000;
            collateralized by $14,677,000
            U.S. Treasury Bills,
            2/15/98, value $15,314,532)
            (amortized cost $15,000,000)           5.35       15,000,000

            J.P. MORGAN & CO.
   15,000   5.50%, dated 12/23/96,
            due 1/07/97 in the
            amount of $15,034,375
            (cost $15,000,000;
            collateralized by $14,982,000
            U.S. Treasury Bills,
            1/31/98, value $15,323,013)
            (amortized cost $15,000,000)           5.50       15,000,000

            MERRILL LYNCH REPO
   16,000   5.25%, dated 12/03/96,
            due 3/03/97 in the
            amount of $16,210,000
            (cost $16,000,000;
            collateralized by $15,810,000
            U.S. Treasury Bills,
            7/31/98, value $16,425,345)
            (amortized cost $16,000,000)           5.25       16,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)                  ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY                              YIELD         VALUE
------------------------------------------------------------------------
            MORGAN STANLEY REPO
$  32,000   5.34%, dated 12/05/96,
            due 1/09/97 in the
            amount of $32,166,133
            (cost $32,000,000;
            collateralized by $32,000,000
            U.S. Treasury Bills,
            9/30/00, value $32,470,384
            and $250,000
            U.S. Treasury Bills,
            1/15/00, value $259,506)
            (amortized cost $32,000,000)           5.34%    $ 32,000,000

            STATE STREET BANK AND TRUST CO.
   23,000   6.25%, dated 12/31/96,
            due 1/02/97 in the
            amount of $23,007,986
            (cost $23,000,000;
            collateralized by $21,780,000
            U.S. Treasury Note, 7.125%,
            2/15/23, value $23,460,000)
            (amortized cost $23,000,000)           6.25       23,000,000

            UBS REPO
   15,000   5.38%, dated 12/27/96,
            due 2/25/97 in the
            amount of $15,134,500
            (cost $15,000,000;
            collateralized by $10,017,000
            U.S. Treasury Bond, 11.25%,
            2/15/15, value $15,214,883)
            (amortized cost $15,000,000)           5.38       15,000,000

            UBS REPO
   16,000   5.42%, dated 12/26/96,
            due 1/28/97 in the
            amount of $16,079,493
            (cost $16,000,000;
            collateralized by $13,994,000
            U.S. Treasury Bills,
            2/15/21, value $16,233,040)
            (amortized cost $16,000,000)           5.42       16,000,000

            Total Repurchase Agreements
            (amortized cost $195,000,000)                    195,000,000

            TOTAL INVESTMENTS-99.7%
            (amortized cost $652,966,766)                    652,966,766
            Other assets less liabilities-0.3%                 2,116,052

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            655,066,659 shares outstanding)                 $655,082,818


See notes to financial statements.


2



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)       ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $18,264,400

EXPENSES
  Advisory fee (Note B)                               $1,744,955
  Distribution assistance and administrative
    service (Note C)                                     999,652
  Transfer agency (Note B)                               490,133
  Custodian fees                                          94,099
  Registration expense                                    59,023
  Printing                                                33,152
  Audit and legal fees                                    19,166
  Trustees' fees                                           5,704
  Amortization of organization expense                     4,600
  Miscellaneous                                            9,167
  Total expenses                                       3,459,651
  Less: expense reimbursement and fee waiver            (493,228)     2,966,423
  Net investment income                                              15,297,977

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       17,054

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $15,315,031



STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                               SIX MONTHS ENDED
                                                 DEC. 31, 1996      YEAR ENDED
                                                  (UNAUDITED)     JUNE 30, 1996
                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                          $ 15,297,977     $ 24,908,350
  Net realized gain on investments                     17,054            3,652
  Net increase in net assets from operations       15,315,031       24,912,002

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (15,297,977)     (24,908,350)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                (45,491,893)     206,852,122
  Total increase (decrease)                       (45,474,839)     206,855,774

NET ASSETS
  Beginning of period                             700,557,657      493,701,883
  End of period                                  $655,082,818     $700,557,657


See notes to financial statements.


3



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"). Each portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through September, 1998.

3. TAXES
It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Security gains and losses are determined on the identified cost basis. It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion.

The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1996 for expenses exceeding .85 of 1% of its average daily net assets. For the six months ended December 31, 1996 the reimbursement amounted to $4,242. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $273,797 for the six months ended December 31, 1996.


4



                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $872,477 of which $488,986 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $127,175 of which $65,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $895 which expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1996, capital paid-in aggregated $655,066,659. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED       YEAR ENDED
                                               DEC. 31, 1996         JUNE 30,
                                                (UNAUDITED)           1996
                                              ---------------   ---------------
Shares sold                                    1,773,870,366     3,173,100,216
Shares issued on reinvestments of dividends       15,297,977        24,908,350
Shares redeemed                               (1,834,660,236)   (2,991,156,444)
Net increase (decrease)                          (45,491,893)      206,852,122


5



NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.


                                             SIX MONTHS
                                                ENDED                                SEPTEMBER 1,
                                             DECEMBER 31,     YEAR ENDED JUNE 30,       1993(A)
                                                 1996      ------------------------     THROUGH
                                             (UNAUDITED)       1996         1995     JUNE 30, 1994
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period         $  1.00        $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0221          .0466        .0460        .0260

LESS: DISTRIBUTIONS
Dividends from net investment income          (.0221)        (.0466)      (.0460)      (.0260)
Net asset value, end of period               $  1.00        $  1.00      $  1.00      $  1.00

TOTAL RETURNS
Total investment return based on: net
  asset value (b)                               4.43%(c)       4.77%        4.71%        3.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $655,083       $700,558     $493,702      $80,720
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .85%(c)        .81%         .69%         .28%(c)
  Expenses, before waivers and
    reimbursements                               .99%(c)       1.05%        1.05%        1.28%(c)
  Net investment income (d)                     4.38%(c)       4.64%        4.86%        3.24%(c)


(a)  Commencement of operations.

(b) Total investment return in calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption in the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


6



                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


7



ALLIANCE TREASURY RESERVES
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WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

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THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

TRSSR
ALC90PR07